(Loss)/earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share, Basic and Diluted [Abstract]
Computation of Basic (Loss)/Earnings Per Share	The computation of basic (loss)/earnings per share is presented as follows:

	December 31,
	2017	2018	2019
Net (loss)/income	$(84,679)	$27,684	$16,038
Less preferred dividend paid and accrued	12,316	11,384	11,498
Less preferred deemed dividend	2,146	—	199
Net (loss)/income available to common shareholders	(99,141)	16,300	4,341
Weighted average number of shares, basic and diluted	100,932,876	101,604,339	101,686,312
(Loss)/earnings per share in U.S. Dollars, basic and diluted	(0.98)	0.16	0.04